Fair Value (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value (Textual) [Abstract]
Credit spreads on Moodys rating	45-80 basis points
Liquidity risk adjustments ranged	20-65 basis points
Liquidity risk adjustments ranged, securities of 15 largest banks	20-40 basis points
Investment in two largest banks	$ 17,900,000
Investment in two largest banks percentage	49.40%
Investment in Floating rate trust preferred securities	36,200,000
Write-downs on REO properties	$ 370,000	$ 958,000